Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance,at beginning of period	$ 4,446,730
Vessel impairment charge	43,490	0	144,688
Balance,at end of period	5,828,231	4,446,730
Cost | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	5,021,508	4,942,716
Additions	1,616,335	82,940
Disposals		(4,148)
Depreciation	0	0
Balance,at end of period	6,637,843	5,021,508
Accumulated Depreciation | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	(574,778)	(354,800)
Additions	0	0
Disposals		3,835
Depreciation	(234,834)	(223,813)
Balance,at end of period	(809,612)	(574,778)
Net Book Value | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	4,446,730	4,587,916
Additions	1,616,335	82,940
Disposals		(313)
Depreciation	(234,834)	(223,813)
Balance,at end of period	$ 5,828,231	$ 4,446,730